Summary of Significant Accounting Policies Foreign Currency (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	$ (6)	$ 5	$ 3